Share-based payments (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $653,194 (30 June 2024: $532,597) (30 June 2023: $1,674,581) was recognised.

	Number of options 2025 - Ordinary shares	Weighted Average exercise price 2025		Number of options 2024 - Ordinary shares	Weighted Average exercise price 2024

Outstanding at the beginning of the financial year	10,180,000	A$	0.72	14,780,000	A$	0.63
Forfeited	(25,000)	A$	0.94	(3,400,000)	A$	0.42
Expired	(2,075,000)	A$	1.08	(1,200,000)	A$	0.49

Outstanding at the end of the financial year	8,080,000	A$	0.63	10,180,000	A$	0.72

Exercisable at the end of the financial year	7,805,000	A$	0.65	7,290,000	A$	0.84

	Number of options 2025 - ADS	Weighted Average exercise price 2025		Number of options 2024 - ADS	Weighted Average exercise price 2024

Outstanding at the beginning of the financial year	52,000	A$	27.90	—	A$	—
Granted	33,467	A$	37.35	57,000	A$	28.00
Forfeited	—	A$	—	(5,000)	A$	28.80
Expired	—	A$	—	—	A$	—

Outstanding at the end of the financial year	85,467	A$	30.08	52,000	A$	27.90

Exercisable at the end of the financial year	50,217	A$	31.83	—	A$	—
2025

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - Ordinary shares
4	13/01/2020	13/01/2025	A$	0.88		137,500		—		—		(137,500)		—
5	09/11/2020	09/11/2024	A$	1.13		1,200,000		—		—		(1,200,000)		—
6	09/11/2020	13/01/2025	A$	0.88		600,000		—		—		(600,000)		—
7	04/01/2021	04/01/2025	A$	1.69		137,500		—		—		(137,500)		—
8	09/09/2021	26/06/2026	A$	1.37		100,000		—		—		—		100,000
9	16/11/2021	16/11/2025	A$	1.69		750,000		—		—		—		750,000
10	16/11/2021	16/11/2025	A$	2.24		500,000		—		—		—		500,000
11	16/11/2021	16/11/2025	A$	1.56		800,000		—		—		—		800,000
13	01/02/2022	01/02/2027	A$	0.94		325,000		—		—		(25,000)		300,000
14	24/05/2022	24/05/2027	A$	0.78		100,000		—		—		—		100,000
15	03/03/2023	03/03/2027	A$	0.15		2,530,000		—		—		—		2,530,000
16	03/05/2023	03/05/2027	A$	0.19		3,000,000		—		—		—		3,000,000

						10,180,000		—		—		(2,100,000)		8,080,000
Weighted average exercise price					A$	0.72	A$	—	A$	—	A$	1.07	A$	0.63
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 4, 5, 6, and 7 expired during the year
-
25,000
options in tranche 13 were forfeited during the year
The weighted average remaining contractual life of ordinary share options outstanding at 2025 is 1.52 years.

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year - ADS		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - ADS
17	22/04/2024	22/04/2029	$29.30		30,000		—		—		—		30,000
18	17/06/2024	17/06/2029	$25.65		17,000		—		—		—		17,000
19	27/06/2024	27/06/2030	$14.85		5,000		—		—		—		5,000
20	11/09/2024	11/09/2029	$24.80		—		6,000		—		—		6,000
21-22	14/01/2025	14/07/2030	$7.50		—		27,467		—		—		27,467

					52,000		33,467		—		—		85,467

Weighted average exercise price				A$	27.90	A$	37.35	A$	—	A$	—	A$	30.08
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 17, 18, 19, 20, 21 & 22 were unvested
The weighted average remaining contractual life of ADS share options outstanding at 30 June 2025 is
3.59
years.
2024

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - Ordinary Shares
3	13/11/2019	04/01/2024	A$	0.49		1,200,000		—		—		(1,200,000)		—
4	13/01/2020	13/01/2025	A$	0.88		187,500		—		—		(50,000)		137,500
5	09/11/2020	09/11/2024	A$	1.13		1,200,000		—		—		—		1,200,000
6	09/11/2020	13/01/2025	A$	0.88		600,000		—		—		—		600,000
7	04/01/2021	04/01/2025	A$	1.69		187,500		—		—		(50,000)		137,500
8	09/09/2021	26/06/2026	A$	1.37		100,000		—		—		—		100,000
9	16/11/2021	16/11/2025	A$	1.69		750,000		—		—		—		750,000
10	16/11/2021	16/11/2025	A$	2.24		500,000		—		—		—		500,000
11	16/11/2021	16/11/2025	A$	1.56		800,000		—		—		—		800,000
12	01/02/2022	01/02/2027	A$	0.94		800,000		—		—		(800,000)		—
13	01/02/2022	01/02/2027	A$	0.94		425,000		—		—		(100,000)		325,000
14	24/05/2022	24/05/2027	A$	0.78		100,000		—		—		—		100,000
15	03/03/2023	03/03/2027	A$	0.15		3,930,000		—		—		(1,400,000)		2,530,000
16	05/03/2023	03/05/2027	A$	0.19		4,000,000		—		—		(1,000,000)		3,000,000

						14,780,000		—		—		(4,600,000)		10,180,000

Weighted average exercise price					A$	0.63	A$	—	A$	—	A$	0.43	A$	0.72
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 3 & 12 expired during the year
- Options in tranches 6 were vested and exercisable
- Options in tranches 4, 7, 8, & 9 were vested and exercisable to
69
%, apart from those in the above table which have expired
- Options in tranche 5 were vested and exercisable to
75
%, apart from those in the above table which have expired
- Options in tranches 10 & 15 were vested and exercisable as to
33
%, apart from those in the above table which have expired
- Options in tranches 11, 14, & 16 were vested and exercisable as to
50
%, apart from those in the above table which have expired

Summary of valuation for each tranche of options

Tranche	Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Dividend yield (%)	Risk free Rate (%)	Fair value per option
4	13/01/2020	13/01/2025	$0.62	$0.88	74.50%	—	1.95%	$0.34
5	09/11/2020	09/11/2024	$0.89	$1.13	90.00%	—	0.10%	$0.41
6	09/11/2020	13/01/2025	$0.89	$0.88	90.00%	—	0.10%	$0.50
7	04/01/2021	04/01/2025	$1.19	$1.69	90.00%	—	0.19%	$0.60
8	09/09/2021	26/06/2026	$1.42	$1.37	76.00%	—	1.50%	$0.88
9	16/11/2021	16/11/2025	$1.57	$1.69	76.00%	—	1.50%	$0.85
10	16/11/2021	16/11/2025	$1.57	$2.24	76.00%	—	1.50%	$0.75
11	16/11/2021	16/11/2025	$1.57	$1.56	76.00%	—	1.50%	$0.97
13	01/02/2022	01/02/2027	$0.80	$0.94	44.00%	—	2.95%	$0.63
14	24/05/2022	24/05/2027	$0.17	$0.78	80.00%	—	3.64%	$0.10
15	03/03/2023	03/03/2027	$0.17	$0.15	80.00%	—	3.64%	$0.10
16	03/05/2023	03/05/2027	$0.19	$0.19	80.00%	—	3.22%	$0.11
17	22/04/2024	22/04/2029	$0.59	$0.59	95.00%	—	3.96%	$0.43
18	17/06/2024	17/06/2029	$0.35	$0.58	95.00%	—	3.84%	$0.23
19	27/06/2024	27/06/2030	$0.35	$0.33	95.00%	—	4.17%	$0.27
20	11/09/2024	11/09/2029	$0.56	$0.50	121.00%	—	3.52%	$0.47
21-22	14/01/2025	14/07/2030	$1.53	$1.50	95.00%	—	4.17%	$1.17